Financial Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Expected Loss Rate Accounts Receivable Due
The expected credit loss as of December 31, 2020 and 2019 was determined as follows for each customers group of accounts receivable due from individual customers and corporate customers, respectively:

	Within 30 days	31 days to 90 days	91 days to 1 year	Over 1 year
As of December 31, 2020	Million	Million	Million	Million
Individual customers
Expected loss rate	2%	20%	80%	100%
Gross carrying amount	3,112	846	1,772	1,531
Loss allowance	(62)	(169)	(1,418)	(1,531)

	Within 180 days	181 days to 1 year	1 year to 2 years	2 years to 3 years	Over 3 years
As of December 31, 2020	Million	Million	Million	Million	Million
Corporate customers
Expected loss rate	3%	25%	65%	85%	100%
Gross carrying amount	15,405	6,048	3,361	1,433	1,438
Loss allowance	(462)	(1,512)	(2,185)	(1,218)	(1,438)

	Within 30 days	31 days to 90 days	91 days to 1 year	Over 1 year
As of December 31, 2019	Million	Million	Million	Million
Individual customers
Expected loss rate	2%	20%	80%	100%
Gross carrying amount	3,220	1,308	2,436	1,532
Loss allowance	(64)	(262)	(1,949)	(1,532)

	Within 180 days	181 days to 1 year	1 year to 2 years	2 years to 3 years	Over 3 years
As of December 31, 2019	Million	Million	Million	Million	Million
Corporate customers
Expected loss rate	2%	20%	60%	80%	100%
Gross carrying amount	10,537	3,733	2,228	1,052	938
Loss allowance	(211)	(747)	(1,337)	(842)	(938)

Remaining Contractual Maturities of Financial Liabilities
The following table sets out the remaining contractual maturities at the balance sheet date of the Group’s financial liabilities, which are based on the undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates at the balance sheet date) and the earliest date the Group would be required to repay:

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2020
Accounts payable	167,990	167,990	167,990	—	—	—
Bills payable	4,561	4,561	4,561	—	—	—
Accrued expenses and other payables	200,952	200,952	200,952	—	—	—
Amount due to ultimate holding company	26,714	26,714	26,714	—	—	—
Lease liabilities	66,633	72,291	23,780	22,927	17,513	8,071
Other non-current liabilities	460	479	—	67	70	342

	467,310	472,987	423,997	22,994	17,583	8,413

	Carrying amount	Total contractual undiscounted cash flow	Within 1 year or on demand	More than 1 year but less than 3 years	More than 3 years but less than 5 years	More than 5 years
	Million	Million	Million	Million	Million	Million
As of December 31, 2019
Accounts payable	164,818	164,818	164,818	—	—	—
Bills payable	2,896	2,896	2,896	—	—	—
Accrued expenses and other payables	182,368	182,368	182,368	—	—	—
Amount due to ultimate holding company	21,677	21,677	21,677	—	—	—
Lease liabilities	74,303	80,973	23,814	39,791	9,662	7,706

	446,062	452,732	395,573	39,791	9,662	7,706